33. Operating Costs and Expenses (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	R$ 521,515	R$ 550,493	R$ 519,503
Maintenance of electrical system
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	135,265	160,720	160,564
Maintenance of facilities
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	95,176	90,451	85,192
Communication, processing and transmission of data
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	94,230	61,317	72,042
Meter reading and bill delivery
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	49,647	49,462	44,399
Consumer service
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	29,789	21,000	20,478
Consulting and audit
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	21,589	41,396	19,120
Other services
DisclosureOfThirdPartyServicesExpensesLineItems [Line Items]
Third-party services expense	R$ 95,819	R$ 126,147	R$ 117,708